Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 43,744	$ 19,740	[1]	$ 30,833		$ 18,220
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	36,636	15,209
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,603	1,548
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,122	1,054
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 2,383	$ 1,929

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19